Lennar Homebuilding Senior Notes And Other Debts Payable (Schedule Of Senior Notes And Other Debts Payable) (Details) - USD ($) $ in Thousands		Nov. 30, 2014	Feb. 28, 2014	Feb. 05, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2004
5.50% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Senior notes		$ 0			$ 249,640
Interest rate		5.50%							5.50%
5.60% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Senior notes		$ 500,272			500,527
Interest rate		5.60%
6.50% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Senior notes		$ 249,923			249,886
Interest rate		6.50%
12.25% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Senior notes		$ 396,278			395,312
Interest rate		12.25%
4.75% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Senior notes		$ 399,250			399,250
Interest rate		4.75%
6.95% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Senior notes		$ 248,485			248,167
Interest rate		6.95%
4.125% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Senior notes		$ 274,995			$ 274,995
Interest rate		4.125%	4.125%		4.125%
4.500% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior notes		$ 500,477			$ 0
Interest rate		4.50%		4.50%
4.50% Senior Notes Due 2019 Issued in 2014 [Member]
Debt Instrument [Line Items]
Senior notes		$ 350,000			0
Interest rate		4.50%
2.75% Convertible Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Senior notes		$ 431,042			416,041
Interest rate		2.75%						2.75%
3.25% Convertible Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Senior notes		$ 400,000			400,000
Interest rate		3.25%				3.25%	3.25%
4.750% Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Senior notes		$ 571,439			$ 571,012
Interest rate		4.75%			4.75%
Mortgage Notes On Land And Other Debt [Member]
Debt Instrument [Line Items]
Mortgage notes on land and other debt		$ 368,052			$ 489,602
Interest rate		9.00%
Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Notes payable		$ 4,690,213			4,194,432
Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Notes payable	[1]	$ 4,690,213			$ 4,194,432

[1]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.